Key management personnel disclosures - Movement in Options and RSUs Outstanding Issued to Directors and Other Members of KMP (Details) - Share Options and Restricted Share Units [Member]	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Number of Options and RSUs [Abstract]
Outstanding at beginning of year (in shares) | shares	10,008,224	6,973,516
Granted during the year (in shares) | shares	2,564,809	3,070,379
Forfeited during the year (in shares) | shares	0	(31,671)
Exercised during the period (in shares) | shares	(104,559)	(4,000)
Outstanding at end of year (in shares) | shares	12,468,474	10,008,224
Exercisable at end of year (in shares) | shares	2,017,021	2,017,021
Weighted average exercise price
Outstanding at beginning of year (in dollars per share) | $ / shares	$ 37.84	$ 53.16
Granted during the year (in dollars per share) | $ / shares	0	2.97
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	0	36.45
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	0	0
Outstanding at end of year (in dollars per share) | $ / shares	30.37	37.84
Exercisable at end of year (in dollars per share) | $ / shares	$ 3.92	$ 3.87